Stockholders' Equity (Tables)	12 Months Ended
Jun. 30, 2016
Stockholders Equity Note [Abstract]
Schedule of Stockholders Equity Note, Warrants or Rights [Table Text Block]
The following table summarizes all warrant activity for 2016 and 2015:

	Warrants	Weighted- average Exercise Price
Outstanding as of July 1, 2014	8,769,911	$1.38
Exercised	(1,711,000)	$0.51
Expired	(425,587)	$0.66
Outstanding as of June 30, 2015	6,633,324	$1.63
Exercised	(1,904,000)	$0.53
Expired	(4,729,324)	$2.08
Outstanding as of June 30, 2016	-	$-

Exercisable as of June 30, 2016	-	$-